Capital Stock	6 Months Ended
Dec. 31, 2019
Equity [Abstract]
Capital Stock

NOTE I - CAPITAL STOCK

Preferred Stock

Filed with the State of Delaware:

On September 30, 1999, the Company filed a Certificate of Designations, Rights, Preferences and Limitations for a newly designated Series A 8% Convertible Preferred Stock, par value $0.01. The designation of the new Series A 8% Convertible Preferred Stock was approved by the Board of Directors on August 16, 1999. The Company is authorized to issue 3,000 shares of the Series A 8% Convertible Preferred Stock. At December 31, 2019, June 30, 2019 and 2018, the Company had 0, 0 and 0 shares issued and outstanding, respectively.

On September 30, 1999, the Company filed a Certificate of Designations, Rights, Preferences and Limitations for a newly designated Series B 8% Convertible Preferred Stock, par value $0.01. The designation of the new Series B 8% Convertible Preferred Stock was approved by the Board of Directors on August 16, 1999. The Company is authorized to issue 3,000 shares of the Series B 8% Convertible Preferred Stock. At December 31, 2019, June 30, 2019 and 2018, the Company had 0, 0 and 0 shares issued and outstanding, respectively.

On February 15, 2000, the Company filed a Certificate of Designations, Rights, Preferences and Limitations for a newly designated Series C 5% Convertible Preferred Stock, par value $0.01. The designation of the new Series C 5% Convertible Preferred Stock was approved by the Board of Directors on February 14, 2000. The Company is authorized to issue 1,000 shares of the Series C 5% Convertible Preferred Stock. At December 31, 2019, June 30, 2019 and 2018, the Company had 0, 0 and 0 shares issued and outstanding, respectively.

On April 26, 2001, the Company filed a Certificate of Designations, Rights, Preferences and Limitations for a newly designated Series D Convertible Preferred Stock, par value $0.01. The designation of the new Series D Convertible Preferred Stock was approved by the Board of Directors on April 26, 2001. The Company is authorized to issue 800 shares of the Series D Convertible Preferred Stock. At December 31, 2019, June 30, 2019 and 2018, the Company had 0, 0 and 0 shares issued and outstanding, respectively.

On June 28, 2001, the Company filed a Certificate of Designations, Rights, Preferences and Limitations for a newly designated Series E 8% Convertible Preferred Stock, par value $0.01. The designation of the new Series E 8% Convertible Preferred Stock was approved by the Board of Directors on March 30, 2001. The Company is authorized to issue 250 shares of the Series E Convertible Preferred Stock. At December 31, 2019, June 30, 2019 and 2018, the Company had 0, 0 and 0 shares issued and outstanding, respectively.

Series K Super Voting Preferred Stock

On July 31, 2019, the Company filed a Certificate of Designations, Rights, Preferences and Limitations for a newly designated Series K Super Voting Preferred Stock, par value $0.01. The designation of the new Series K Super Voting Preferred Stock was approved by the Board of Directors on July 16, 2019. The Company is authorized to issue three (3) shares of the Series K Super Voting Preferred Stock. At December 31, 2019, June 30, 2019 and 2018, the Company had 3, 0 and 0 shares issued and outstanding, respectively.

Dividends. Initially, there will be no dividends due or payable on the Series K Super Voting Preferred Stock. Any future terms with respect to dividends shall be determined by the Board consistent with the Corporation’s Certificate of Incorporation. Any and all such future terms concerning dividends shall be reflected in an amendment to this Certificate, which the Board shall promptly file or cause to be filed.

Liquidation and Redemption Rights. Upon the occurrence of a Liquidation Event (as defined below), the holders of Series K Super Voting Preferred Stock are entitled to receive net assets on a pro-rata basis. Each holder of Series K Super Voting Preferred Stock is entitled to receive ratably any dividends declared by the Board, if any, out of funds legally available for the payment of dividends. As used herein, “Liquidation Event” means (i) the liquidation, dissolution or winding-up, whether voluntary or involuntary, of the Corporation, (ii) the purchase or redemption by the Corporation of shares of any class of stock or the merger or consolidation of the Corporation with or into any other corporation or corporations, unless (a) the holders of the Series K Super Voting Preferred Stock receive securities of the surviving Corporation having substantially similar rights as the Series K Super Voting Preferred Stock and the stockholders of the Corporation immediately prior to such transaction are holders of at least a majority of the voting securities of the successor Corporation immediately thereafter (the “Permitted Merger”), unless the holders of the shares of Series K Super Voting Preferred Stock elect otherwise or (b) the sale, license or lease of all or substantially all, or any material part of, the Corporation’s assets, unless the holders of Series K Super Voting Preferred Stock elect otherwise.

Conversion. No conversion of the Series K Super Voting Preferred Stock is permitted.

Rank. All shares of the Series K Super Voting Preferred Stock shall rank (i) senior to the Corporation’s (A) Common Stock, par value $0.0001 per share ( “Common Stock” ), and any other class or series of capital stock of the Corporation hereafter created, except as otherwise provided in clauses (ii) and (iii) of this Section 4, (ii) pari passu with any class or series of capital stock of the Corporation hereafter created and specifically ranking, by its terms, on par with the Series K Super Voting Preferred-Stock and (iii) junior to any class or series of capital stock of the Corporation hereafter created specifically ranking, by its terms, senior to the Series K Preferred Stock, in each case as to distribution of assets upon liquidation, dissolution or winding up of the Corporation, whether voluntary or involuntary.

Voting Rights.

A. If at least one share of Series K Super Voting Preferred Stock is issued and outstanding, then the total aggregate issued shares of Series K Super Voting Preferred Stock at any given time, regardless of their number, shall have voting rights equal to 20 times the sum of: i) the total number of shares of Common stock which are issued and outstanding at the time of voting, plus ii) the total number of shares of any and all Preferred stocks which are issued and outstanding at the time of voting.

B. Each individual share of Series K Super Voting Preferred Stock shall have the voting rights equal to:

[twenty times the sum of: {all shares of Common stock issued and outstanding at the time of voting + all shares of any other Preferred stocks issued and outstanding at the time of voting}]

Divided by:

[the number of shares of Series K Super Voting Preferred Stock issued and outstanding at the time of voting]

With respect to all matters upon which stockholders are entitled to vote or to which stockholders are entitled to give consent, the holders of the outstanding shares of Series K Super Voting Preferred Stock shall vote together with the holders of Common Stock without regard to class, except as to those matters on which separate class voting is required by applicable law or the Certificate of Incorporation or By-laws.

Series L Preferred Stock

On July 31, 2019, the Company filed a Certificate of Designations, Rights, Preferences and Limitations for a newly designated Series L Preferred Stock, par value $0.01. The designation of the new Series L Preferred Stock was approved by the Board of Directors on July 16, 2019. The Company is authorized to issue five hundred thousand (500,000) shares of the Series L Preferred Stock. At December 31, 2019, June 30, 2019 and 2018, the Company had 10, 0 and 0 shares issued and outstanding, respectively.

Dividends. The holders of Series L Preferred Stock shall be entitled to receive dividends when, as and if declared by the Board of Directors, in its sole discretion.

Voting.

a. If at least one share of Series L Preferred Stock is issued and outstanding, then the total aggregate issued shares of Series L Preferred Stock at any given time, regardless of their number, shall have voting rights equal to four times the sum of: i) the total number of shares of Common Stock which are issued and outstanding at the time of voting, plus ii) the total number of shares of all series of Preferred Stock which are issued and outstanding at the time of voting.

b. Each individual share of Series L Preferred Stock shall have the voting rights equal to:

[four times the sum of: {all shares of Common Stock issued and outstanding at time of voting + the total number of shares of all series of Preferred Stock issued and outstanding at time of voting}]

divided by:

[the number of shares of Series L Preferred Stock issued and outstanding at the time of voting]

Conversion Rights.

a) Outstanding. If at least one share of Series L Preferred Stock is issued and outstanding, then the total aggregate issued shares of Series L Preferred Stock at any given time, regardless of their number, shall be convertible into the number of shares of Common Stock defined by the formula set forth is section 4.b.

b) Method of Conversion.

i. Procedure- Before any holder of Series L Preferred Stock shall be entitled to convert the same into shares of common stock, such holder shall surrender the certificate or certificates therefore, duly endorsed, at the office of the Company or of any transfer agent for the Series L Preferred Stock, and shall give written notice 5 business days prior to date of conversion to the Company at its principal corporate office, of the election to convert the same and shall state therein the name or names in which the certificate or certificates for shares of common stock are to be issued. The Company shall, within five business days, issue and deliver at such office to such holder of Series L Preferred Stock, or to the nominee or nominees of such holder, a certificate or certificates for the number of shares of common stock to which such holder shall be entitled as aforesaid. Conversion shall be deemed to have been effected on the date when delivery of notice of an election to convert and certificates for shares is made, and such date is referred to herein as the “Conversion Date.”

ii. Issuance- Shares of Series L Preferred Stock may only be issued in exchange for the partial or full retirement of debt held by Management, Employees, Consultants or as directed by a majority vote of the Board of Directors. The number of Shares of Series L Preferred Stock to be issued to each qualified person (member of Management, Employee or Consultant) holding a Note shall be determined by the following formula:

For retirement of debt: One (1) share of Series L Preferred stock shall be issued for each Five Thousand Dollar ($5,000) tranche of outstanding liability. As an example: If an officer has accrued wages due to him or her in the amount of $25,000, the officer can elect to accept 5 shares of Series L Preferred stock to satisfy the outstanding obligation of the Company.

iii. Calculation for conversion into Common Stock- Each individual share of Series L Preferred Stock shall be convertible into the number of shares of Common Stock equal to:

[5000]

divided by:

[.50 times the lowest closing price of the Company’s common stock for the immediate five-day period prior to the receipt of the Notice of Conversion remitted to the Company by the Series L Preferred stockholder]

Common Stock

Class A and Class B:

Identical Rights. Except as otherwise expressly provided in ARTICLE FIVE of the Company’s Amended and Restated Certificate of Incorporation dated August 13, 1999, all Common Shares shall be identical and shall entitle the holders thereof to the same rights and privileges.

Stock Splits. The Corporation shall not in any manner subdivide (by any stock split, reclassification, stock dividend, recapitalization, or otherwise) or combine the outstanding shares of one class of Common Shares unless the outstanding shares of all classes of Common Shares shall be proportionately subdivided or combined.

Liquidation Rights. Upon any voluntary or involuntary liquidation, dissolution, or winding up of the affairs of the Corporation, after payment shall have been made to holders of outstanding Preferred Shares, if any, of the full amount to which they are entitled pursuant to the Certificate of Incorporation, the holders of Common Shares shall be entitled, to the exclusion of the holders of the Preferred Shares, if any, to share ratably, in accordance with the number of Common Shares held by each such holder, in all remaining assets of the Corporation available for distribution among the holders of Common Shares, whether such assets are capital, surplus, or earnings. For the purposes of this paragraph, neither the consolidation or merger of the Corporation with or into any other corporation or corporations in which the stockholders of the Corporation receive capital stock and/or securities (including debt securities) of the acquiring corporation (or of the direct or indirect parent corporation of the acquiring corporation) nor the sale, lease or transfer of the Corporation, shall be deemed to be a voluntary or involuntary liquidation, dissolution, or winding up of the Corporation as those terms are used in this paragraph.

Voting Rights.

(a) The holders of the Class A Shares and the Class B Shares shall vote as a single class on all matters submitted to a vote of the stockholders, with each Class A Share being entitled to one (1) vote and each Class B Share being entitled to six (6) votes, except as otherwise provided by law.

(b) The holders of Class A Shares and Class B Shares are not entitled to cumulative votes in the election of any directors.

Preemptive or Subscription Rights. No holder of Common Shares shall be entitled to preemptive or subscription rights.

Conversion Rights.

(a) Automatic Conversion. Each Class B Share shall (subject to receipt of any and all necessary approvals) convert automatically into one fully paid and non-assessable Class A Share (i) upon its sale, gift, or other transfer to a party other than a Principal Stockholder (as defined below) or an Affiliate of a Principal Stockholder (as defined below), (ii) upon the death of the Class B Stockholder holding such Class B Share, unless the Class B Shares are transferred by operation of law to a Principal Stockholder or an Affiliate of a Principal Stockholder, or (iii) in the event of a sale, gift, or other transfer of a Class B Share to an Affiliate of a Principal Stockholder, upon the death of the transferor. Each of the foregoing automatic conversion events shall be referred to hereinafter as an “Event of Automatic Conversion.” For purposes of this ARTICLE FIVE, “Principal Stockholder” includes any of Donald H. Goldman, Steven M. Fieldman, Lance Fieldman, Yuri Itkis, Michall Itkis and Boris Itkis and an “Affiliate of a Principal Stockholder” is a person that directly or indirectly through one or more intermediaries, controls, or is controlled by, or is under common control with, the person specified. For purposes of this definition, “control,” when used with respect to any specified person, means the power to direct or cause the direction of the management, and policies of such person, directly or indirectly, whether through the ownership of voting securities, by contract or otherwise. Without limitation, an Affiliate also includes the estate of such individual.

(b) Voluntary Conversion. Each Class B Share shall be convertible at the option of the holder, for no additional consideration, into one fully paid and non-assessable Class A Share at any time.

(c) Conversion Procedure. Promptly upon the occurrence of an Event of Automatic Conversion such that Class B shares are converted automatically into Class A Shares, or upon the voluntary conversion by the holder, the holder of such shares shall surrender the certificate or certificates therefor, duly endorsed in blank or accompanied by proper instruments of transfer, at the office of the Corporation or of any transfer agent for the Class A Shares, and shall give written notice to the Corporation at such office (i) stating that the shares are being converted pursuant to an Event of Automatic Conversion into Class A Shares as provided in subparagraph 5.6(a) hereof or a voluntary conversion as provided in subparagraph 5.6(b) hereof, (ii) specifying the Event of Automatic Conversion (and, if the occurrence of such event is within the control of the transferor, stating the transferor’s intent to effect an Event of Automatic Conversion) or whether such conversion is voluntary, (iii) identifying the number of Class B Shares being converted, and (iv) setting out the name or names (with addresses) and denominations in which the certificate or certificates for Class A Shares shall be issued and including instructions for delivery thereof. Delivery of such notice together with the certificates representing the Class B Shares shall obligate the Corporation to issue such Class A Shares and the Corporation shall be justified in relying upon the information and the certification contained in such notice and shall not be liable for the result of any inaccuracy with respect thereto. Thereupon, the Corporation or its transfer agent shall promptly issue and deliver at such stated address to such holder or to the transferee of Class B Shares a certificate or certificates for the number of Class A Shares to which such holder or transferee is entitled, registered in the name of such holder, the designee of such holder or transferee, as specified in such notice. To the extent permitted by law, conversion pursuant to (i) an Event of Automatic Conversion shall be deemed to have been effected as of the date on which the Event of Automatic Conversion occurred or (ii) a voluntary conversion shall be deemed to have been effected as of the date the Corporation receives the written notice pursuant to this subparagraph (c) (each date being the “Conversion Date”). The person entitled to receive the Class A Shares issuable upon such conversion shall be treated for all purposes as the record holder of such Class A Shares at and as of the Conversion Date, and the right of such person as the holder of Class B Shares shall cease and terminate at and as of the Conversion Date, in each case without regard to any failure by the holder to deliver the certificates or the notice by this subparagraph (c).

(d) Unconverted Shares. In the event of the conversion of fewer than all of the Class B Shares evidenced by a certificate surrendered to the Corporation in accordance with the procedures of this Paragraph 5.6, the Corporation shall execute and deliver to or upon the written order of the holder of such certificate, without charge to such holder, a new certificate evidencing the number of Class B Shares not converted.

(e) Reissue of Shares. Class B Shares that are converted into Class A Shares as provided herein shall be retired and canceled and shall not be reissued.

(f) Reservation. The Corporation hereby reserves and shall at all times reserve and keep available, out of its authorized and unissued Class A Shares, for the purpose of effecting conversions, such number of duly authorized Class A Shares as shall from time to time be sufficient to effect the conversion of all outstanding Class B Shares. The Corporation covenants that all the Class A Shares so issuable shall, when so issued, be duly and validly issued, fully paid and non-assessable, and free from liens and charges with respect to the issue. The Corporation will take all such action as may be necessary to assure that all such Class A Shares may be so issued without violation of any applicable law or regulation, or any of the requirements of any national securities exchange upon which the Class A Shares may be listed. The Corporation will not take any action that results in any adjustment of the conversion ratio if the total number of Class A Shares issued and issuable after such action upon conversion of the Class B Shares would exceed the total number of Class A Shares then authorized by the Amended and Restated Certificate of Incorporation, as amended.

At December 31, 2019, June 30, 2019 and 2018, the Company is authorized to issue 14,991,000,000, 14,991,000,000 and 14,991,000,000 shares of Class A Common Stock, respectively. At December 31, 2019, June 30, 2019 and 2018, the Company has 12,189,293,609, 12,189,293,609 and 12,189,293,609 shares issued and outstanding, respectively. At December 31, 2019, June 30, 2019 and 2018, the Company is authorized to issue 4,000,000, 4,000,000 and 4,000,000 shares of Class B Common Stock, respectively. At December 31, 2019, June 30, 2019 and 2018, the Company has 0, 0 and 0 shares issued and outstanding, respectively.

Common Stock, Preferred Stock and Warrant Issuances

For the six months ended December 31, 2019 and fiscal years ended in June 30, 2019 and 2018, the Company issued and/or sold the following unregistered securities:

Common Stock:

2020

None

2019

None

2018

On February 20, 2018, Wayne Anderson returned 100,000,000 shares of the Company’s Class A Common Stock in order for the Company to enter a financing transaction with Tri-Bridge Ventures, LLC. The Company agreed to issue Mr. Anderson 200,000,000 shares of its Class A Common Stock when shares were available under its authorized shares or to issue Mr. Anderson the equivalent of 200,000,000 shares upon an effective reverse stock split.

On February 14, 2019, the Company issued 500,000,000 shares of its Class A Common Stock to Jody A. DellaDonna as payment for services rendered on behalf of the Company.

On February 2, 2018, the Company issued 500,000,000 shares of its Class A Common Stock to a Valvasone Trust affiliate as payment for services rendered on behalf of the Company.

On February 2, 2018, the Company issued 1,000,000,000 shares of its Class A Common Stock to Wayne Anderson, the Company’s chief executive officer and sole officer and director of the Company for services rendered on behalf of the Company.

Preferred Stock:

On August 2, 2019, the Company issued three (3) shares of its Series K Super Voting Preferred Stock to its sole officer and director, Jimmy Wayne Anderson.

On September 2, 2019, the Company issued ten (10) shares of its Series L Preferred Stock to Sylios Corp, an entity controlled by the Company’s sole officer and director.

Warrants and Options:

On December 17, 2019, the Company entered into a Securities Purchase Agreement (the “Agreement”) with Armada Capital Partners, LLC (“Armada”) wherein the Company issued Armada a Convertible Promissory Note (the “Note”) in the amount of $11,000 ($1,000 OID). The Note has a term of one (1) year (due on December 17, 2020) and bears interest at 8% annually. As part and parcel of the foregoing transaction, Armada was issued a warrant granting the holder the right to purchase up to 560,800 shares of the Company’s common stock at an exercise price of $0.024 for a term of 5-years. The transaction closed on December 17, 2019. Please see NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES for further information.